Significant Accounting Policies, Income Taxes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Subsidiary	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Taxes [Abstract]
Hong Kong profits tax rate percentage	16.50%
Hong Kong profits tax
Number of vessel-owning subsidiaries registered in Malta | Subsidiary	2
Minimum stock ownership percentage under 50% Ownership Test	50.00%
Minimum stock ownership percentage under 5% Override Rule	50.00%
Minimum percentage of days stock owned during taxable year under 5% Override Rule	50.00%
Minimum stock ownership percentage for individual under 5% Override Rule	5.00%
Income taxes	$ (28)	$ 0	$ 0
Seanergy Management [Member]
Income Taxes [Abstract]
Greek annual contribution	97	93
Seanergy Management [Member] | General and Administrative Expenses [Member]
Income Taxes [Abstract]
Greek annual contribution	110
Seanergy Shipmanagement [Member]
Income Taxes [Abstract]
Greek annual contribution
Statutory Tax Exemption on United States Source Income [Member]
Income Taxes [Abstract]
Income taxes	$ 0	$ 0	$ 0